Shareholder Report, Average Annual Return (Details)	12 Months Ended	19 Months Ended
	Feb. 28, 2026	Feb. 28, 2026
C000251148 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Federated Hermes MDT Large Cap Core ETF at NAV
Average Annual Return, Percent	13.14%	17.26%	[1]
C000251149 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Federated Hermes MDT Large Cap Growth ETF at NAV
Average Annual Return, Percent	11.67%	16.82%	[2]
C000251150 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Federated Hermes MDT Large Cap Value ETF at NAV
Average Annual Return, Percent	15.80%	18.08%	[3]
C000251151 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Federated Hermes MDT Small Cap Core ETF at NAV
Average Annual Return, Percent	23.04%	14.02%	[4]
Morningstar Large Blend Funds Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Blend Funds Category Average
Average Annual Return, Percent	15.30%	15.32%	[1]
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	16.73%	17.49%	[1]
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	17.02%	17.22%	[1],[3],[4]
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	23.34%	12.12%	[4]
Morningstar Small Blend Funds Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Blend Funds Category Average
Average Annual Return, Percent	17.85%	9.62%	[4]
Morningstar Large Growth Funds Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Category Average
Average Annual Return, Percent	12.86%	15.83%	[2]
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	14.78%	18.18%	[2]
Morningstar Large Value Funds Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Value Funds Category Average
Average Annual Return, Percent	17.00%	15.18%	[3]
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	18.36%	16.43%	[3]

[1]	Commenced operations on July 31, 2024.
[2]	Commenced operations on July 31, 2024.
[3]	Commenced operations on July 31, 2024.
[4]	Commenced operations on July 31, 2024.